Accrued and Other Liabilities (Details) - Schedule of Accrued and Other Liabilities - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
Accrued payroll and welfare	$ 551	$ 635
Amounts due to students		268
Deferred revenue	422	544
Others		21
Total	$ 973	$ 1,468